Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Account Value	$ 13,410	$ 13,410	$ 13,410	$ 12,897	$ 12,467	$ 12,771	$ 10,370	$ 10,498	$ 8,958	$ 9,802	$ 9,219	$ 8,232	$ 9,550
Average Annual Return, Percent	(0.70%)	4.05%	2.98%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	3.97%	5.01%	3.45%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
Account Value	$ 13,131	$ 13,131	$ 13,131	12,720	12,364	12,754	10,417	10,607	9,120	10,041	9,519	8,554	10,000
Average Annual Return, Percent	2.23%	4.36%	2.76%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	3.23%	4.36%	2.76%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Account Value	$ 145,069	$ 145,069	$ 145,069	139,042	133,875	136,667	110,552	111,497	94,826	103,421	97,003	86,363	100,000
Class I | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.33%	5.40%	3.79%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Class R
Account Value	$ 13,811	$ 13,811	$ 13,811	13,308	12,873	13,206	10,740	10,884	9,303	10,191	9,616	8,593	10,000
Class R | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	3.78%	4.88%	3.28%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Account Value	$ 14,517	$ 14,517	$ 14,517	13,913	13,395	13,675	11,057	11,152	9,493	10,343	9,711	8,633	10,000
Class Z | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.34%	5.41%	3.80%
MSCI World Index-net, Class A
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Account Value	$ 25,812	$ 25,812	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
MSCI World Index-net, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Account Value	$ 25,812	$ 25,812	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
MSCI World Index-net, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Account Value	$ 258,121	$ 258,121	$ 258,121	217,510	175,713	214,654	176,210	152,033	119,083	130,447	106,574	99,129	100,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
MSCI World Index-net, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Account Value	$ 25,812	$ 25,812	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
MSCI World Index-net, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Account Value	$ 25,812	$ 25,812	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
Blended Benchmark, Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Account Value	$ 14,087	$ 14,087	$ 14,087	13,556	13,139	13,561	11,196	11,437	9,826	10,629	9,686	8,665	10,000
Average Annual Return, Percent	3.92%	4.25%	3.48%
Blended Benchmark, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Account Value	$ 14,087	$ 14,087	$ 14,087	13,556	13,139	13,561	11,196	11,437	9,826	10,629	9,686	8,665	10,000
Average Annual Return, Percent	3.92%	4.25%	3.48%
Blended Benchmark, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Account Value	$ 140,868	$ 140,868	$ 140,868	135,556	131,386	135,606	111,964	114,371	98,259	106,293	96,864	86,649	100,000
Average Annual Return, Percent	3.92%	4.25%	3.48%
Blended Benchmark, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Account Value	$ 14,087	$ 14,087	$ 14,087	13,556	13,139	13,561	11,196	11,437	9,826	10,629	9,686	8,665	10,000
Average Annual Return, Percent	3.92%	4.25%	3.48%
Blended Benchmark, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Account Value	$ 14,087	$ 14,087	$ 14,087	$ 13,556	$ 13,139	$ 13,561	$ 11,196	$ 11,437	$ 9,826	$ 10,629	$ 9,686	$ 8,665	$ 10,000
Average Annual Return, Percent	3.92%	4.25%	3.48%